EATON VANCE LARGE-CAP
                                   VALUE FUND
                           EATON VANCE UTILITIES FUND
                              Institutional Shares
                         Supplement to Prospectus dated
                                November 19, 2004

                        EATON VANCE INCOME FUND OF BOSTON
                              Institutional Shares
                      EATON VANCE NATIONAL MUNICIPALS FUND
                              Institutional Shares
                 Supplement to Prospectus dated February 1, 2005

                         EATON VANCE FLOATING-RATE FUND
                              Institutional Shares
                  EATON VANCE FLOATING-RATE & HIGH INCOME FUND
                              Institutional Shares
                  Supplement to Prospectus dated March 1, 2005

                  EATON VANCE TAX-MANAGED GROWTH FUND 1.1
                              Institutional Shares
                     EATON VANCE TAX-MANGED GROWTH FUND 1.2
                              Institutional Shares
                   Supplement to Prospectus dated May 1, 2005




The following is added to the first paragraph under "Purchasing Shares" (except for Eaton Vance Tax-Managed Growth Fund 1.1 which is in the fifth paragraph):

The minimum initial investment is waived for clients of Eaton Vance and its affiliates, and for individual accounts of a financial intermediary that charges a fee for its services, provided the aggregate value of such accounts is at least $250,000.







March 22, 2005                                                         ILUNINTPS